Prepayments and Other Receivables, Net	12 Months Ended
Mar. 31, 2023
Prepayments and Other Receivables [Abstract]
Prepayments and other receivables, net

10. Prepayments and other receivables, net

Prepayments and other receivables, net consist of the following:

	2023	2022
	US$	US$
Advance to service providers	—	47,613
Prepaid tax	—	69,321
Prepaid insurance	62,052	262,682
Receivables from Bsset Technology Limited (“Bsset”)	100,013	—
Others	65,679	205,517
Total	227,744	585,133
Allowance for expected credit losses	(2,076)	(67,774)
Prepayments and other receivables after allowance for expected credit losses	225,668	517,359

Note:

(a)	On March 28, 2023, the Company’s subsidiary, Metalpha, entered an investment agreement with Bsset. According to the investment agreement, Metalpha transferred approximately US$100,013 to Bsset to invest in a crypto asset portfolio managed by Bsset. Partial receivables were received on May 17, 2023 amounting US$80,010. Allowance for expected credit losses of US$2,076 was recorded in the consolidated statements of profit or loss and comprehensive loss for the year ended March 31, 2023.

Movements of allowance for expected credit losses as followings:

	2023	2022
	US$	US$
As of April 1	67,774	65,558
Additions	2,076	—
Disposal of subsidiaries	(67,774)	—
Exchange realignments	—	2,216
As of March 31	2,076	67,774